Share Capital - Summary of Company's Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	43,436,494	36,473,162	36,617,495
Number of share options exercisable	28,868,138
Exercise Price	$ 3.69	$ 2.47	$ 2.14
Remaining Contractual Life	2 years 10 months 24 days
3.39 Exercise Price Expire on December 14, 2022 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	2,455,000
Number of share options exercisable	2,455,000
Exercise Price	$ 3.39
Remaining Contractual Life	11 months 12 days
Expiry Date	Dec. 14, 2022
2.39 Exercise Price Expire on April 13, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	75,000
Number of share options exercisable	75,000
Exercise Price	$ 2.39
Remaining Contractual Life	1 year 3 months 10 days
Expiry Date	Apr. 13, 2023
2.85 Exercise Price Expire on June 8, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	3,450,000
Number of share options exercisable	3,450,000
Exercise Price	$ 2.85
Remaining Contractual Life	1 year 5 months 8 days
Expiry Date	Jun. 08, 2023
2.66 Exercise Price Expire on June 20, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	100,000
Number of share options exercisable	100,000
Exercise Price	$ 2.66
Remaining Contractual Life	1 year 5 months 19 days
Expiry Date	Jun. 20, 2023
2.49 Exercise Price Expire on August21, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	720,482
Number of share options exercisable	720,482
Exercise Price	$ 2.49
Remaining Contractual Life	1 year 7 months 20 days
Expiry Date	Aug. 21, 2023
2.41 Exercise Price Expire on December31, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	2,375,000
Number of share options exercisable	2,375,000
Exercise Price	$ 2.41
Remaining Contractual Life	2 years
Expiry Date	Dec. 31, 2023
2.27 Exercise Price Expire on March 21, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	500,000
Number of share options exercisable	500,000
Exercise Price	$ 2.27
Remaining Contractual Life	2 years 2 months 19 days
Expiry Date	Mar. 21, 2024
2.22 Exercise Price Expire on March 27, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	250,000
Number of share options exercisable	250,000
Exercise Price	$ 2.22
Remaining Contractual Life	2 years 2 months 26 days
Expiry Date	Mar. 27, 2024
1.92 Exercise Price Expire on June 12, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	3,250,000
Number of share options exercisable	3,250,000
Exercise Price	$ 1.92
Remaining Contractual Life	2 years 5 months 12 days
Expiry Date	Jun. 12, 2024
1.59 Exercise Price Expire on August 16, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	188,679
Number of share options exercisable	188,679
Exercise Price	$ 1.59
Remaining Contractual Life	2 years 6 months 10 days
Expiry Date	Aug. 16, 2024
1.59 Exercise Price Expire on December 24,2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	3,667,334
Number of share options exercisable	3,667,334
Exercise Price	$ 1.59
Remaining Contractual Life	2 years 11 months 23 days
Expiry Date	Dec. 24, 2024
1.8 Exercise Price Expire on June 12, 2025 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	4,375,000
Number of share options exercisable	2,883,326
Exercise Price	$ 1.80
Remaining Contractual Life	3 years 5 months 12 days
Expiry Date	Jun. 12, 2025
3.24 Exercise Price Expire on December 11, 2025 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	4,846,666
Number of share options exercisable	3,219,992
Exercise Price	$ 3.24
Remaining Contractual Life	3 years 11 months 12 days
Expiry Date	Dec. 11, 2025
5.16 Exercise Price Expire on February 16, 2026 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	250,000
Number of share options exercisable	83,333
Exercise Price	$ 5.16
Remaining Contractual Life	4 years 1 month 17 days
Expiry Date	Feb. 16, 2026
4.53 Exercise Price Expire on April 1, 2026 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	650,000
Number of share options exercisable	216,666
Exercise Price	$ 4.53
Remaining Contractual Life	4 years 3 months
Expiry Date	Apr. 01, 2026
5.84 Exercise Price Expire on June 10, 2026 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	8,973,333
Number of share options exercisable	2,996,659
Exercise Price	$ 5.84
Remaining Contractual Life	4 years 5 months 8 days
Expiry Date	Jun. 10, 2026
5.44 Exercise Price Expire on December 14, 2026 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	7,310,000
Number of share options exercisable	2,436,667
Exercise Price	$ 5.44
Remaining Contractual Life	4 years 11 months 15 days
Expiry Date	Dec. 14, 2026